UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21836

ONEFUND Trust

(Exact name of registrant as specified in charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of principal executive offices)	(Zip code)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL33701

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

ONEFUND S&P 500®

 (INDEX)

Annual Shareholder Report - March 31, 2025

Fund Overview

This annual shareholder report contains important information about ONEFUND S&P 500® for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/onefund/. You can also request this information by contacting us at 1-844-464-6339.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Shares	$26	0.25%

How did the Fund perform during the reporting period?

During the fiscal year ended March 31, 2025, ONEFUND S&P500® ("INDEX") returned +8.03% while the S&P 500® Index grew by +8.25%. The tracking error of the performance of INDEX relative to the S&P 500® Index was primarily due to expenses, trading costs of the Fund, and our cash management process which can create cash drag.

Some of the factors influencing the S&P 500® Index’s performance were strong corporate earnings by the “Magnificent 7” tech companies such as Apple, Microsoft, and Amazon. AI technology continued to influence the markets during the period with companies like Tesla, Inc. & Nvidia Corp. leading the way. During the first quarter of 2025, markets sold off in part as a reaction to uncertainty due to aggressive tariff policies and trade wars. In addition, some investors have focused on the possibility of stagflation and recession. However, the U.S. economy demonstrated resilience throughout 2024, with strong GDP growth and declining inflation rates, which are factors that contributed to the +8% performance during the last 12 months.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

ONEFUND S&P 500
S&P 500® Equal Weight Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,173
$26,329
$25,829
Apr-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	ONEFUND S&P 500	S&P 500® Equal Weight Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Mar-2016	$9,900	$9,860	$10,082
Mar-2017	$11,601	$11,580	$11,813
Mar-2018	$12,936	$12,929	$13,466
Mar-2019	$13,843	$13,862	$14,744
Mar-2020	$11,426	$11,429	$13,716
Mar-2021	$19,500	$19,612	$21,444
Mar-2022	$22,003	$22,184	$24,800
Mar-2023	$20,569	$20,785	$22,883
Mar-2024	$24,371	$24,814	$29,721
Mar-2025	$26,329	$25,829	$32,173

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2015)
ONEFUND S&P 500	8.03%	18.17%	10.25%
S&P 500® Equal Weight Index	4.09%	17.71%	10.04%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$122,410,974
Number of Portfolio Holdings	501
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	18%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	5.9%
Nvidia Corp.	5.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.1%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.5%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Technology
30.5%
Financials
14.1%
Health Care
11.3%
Consumer Discretionary
10.1%
Communications
9.6%
Industrials
7.8%
Consumer Staples
6.1%
Energy
3.7%
Utilities
2.4%
Real Estate
2.2%
Materials
2.0%
Exchange-Traded Funds
0.2%

Value	Value
Exchange-Traded Funds	0.2%
Materials	2.0%
Real Estate	2.2%
Utilities	2.4%
Energy	3.7%
Consumer Staples	6.1%
Industrials	7.8%
Communications	9.6%
Consumer Discretionary	10.1%
Health Care	11.3%
Financials	14.1%
Technology	30.5%

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/onefund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

ONEFUND S&P 500® - No Load Shares (INDEX)

Annual Shareholder Report - March 31, 2025

TSR-AR 033125-INDEX

(b)	Not Applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)	The Board of Trustees has evaluated the members of its Audit Committee, and has determined that Lance J. Baller, a trustee who is not an ‘interested person’ (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended), qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

ONEFUND S&P 500 Fund®	FY 2025	$15,500
	FY 2024	$15,500

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

ONEFUND S&P 500 Fund®	FY 2025	$0
	FY 2024	$0

(c)	Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

ONEFUND S&P 500 Fund®	FY 2025	$3,500
	FY 2024	$3,500

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

ONEFUND S&P 500 Fund®	FY 2025	$0
	FY 2024	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$3,500	$0
FY 2024	$3,500	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

# INDEX

## ONEFUND S&P 500®

ONEFUND TRUST

# ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

March 31, 2025

TICKER SYMBOL INDEX
ONEFUND S&P 500®

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	16
Additional Tax Information	17
Additional Information	18

ONEFUND S&P 500®	Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS — 99.82%
Communications — 9.62%
Alphabet, Inc., Class A	15,137	$2,340,786
Alphabet, Inc., Class C	12,406	1,938,189
AT&T, Inc.	18,424	521,030
Booking Holdings, Inc.	86	396,194
Charter Communications, Inc., Class A(a)	251	92,501
Comcast Corp., Class A	9,795	361,436
Electronic Arts, Inc.	617	89,169
Fox Corp., Class A	618	34,979
Fox Corp., Class B	342	18,027
GoDaddy, Inc., Class A(a)	360	64,850
Interpublic Group of Companies, Inc.	990	26,888
Match Group, Inc.	702	21,902
Meta Platforms, Inc., Class A	5,646	3,254,129
Netflix, Inc.(a)	1,110	1,035,108
News Corp., Class A	982	26,730
News Corp., Class B	296	8,990
Omnicom Group, Inc.	505	41,870
Paramount Global, Class B	1,248	14,926
Take-Two Interactive Software, Inc.(a)	401	83,107
T-Mobile US, Inc.	1,242	331,254
VeriSign, Inc.(a)	218	55,344
Verizon Communications, Inc.	10,921	495,377
Walt Disney Co. (The)	4,703	464,186
Warner Bros. Discovery, Inc.(a)	5,582	59,895
		11,776,867
Consumer Discretionary — 10.08%
Airbnb, Inc., Class A(a)	1,099	131,287
Amazon.com, Inc.(a)	24,126	4,590,212
Aptiv PLC(a)	720	42,840
AutoZone, Inc.(a)	44	167,762
Axon Enterprise, Inc.(a)	178	93,619
Best Buy Co., Inc.	488	35,922
BorgWarner, Inc.	593	16,989
Builders FirstSource, Inc.(a)	318	39,731
Caesars Entertainment, Inc.(a)	557	13,925
CarMax, Inc.(a)	408	31,791
Carnival Corp.(a)	2,585	50,485
Chipotle Mexican Grill, Inc.(a)	3,518	176,639
Copart, Inc.(a)	2,204	124,724
D.R. Horton, Inc.	768	97,635
Darden Restaurants, Inc.	304	63,159
Deckers Outdoor Corp.(a)	392	43,830
Domino’s Pizza, Inc.	91	41,810
eBay, Inc.	1,316	89,133
Expedia Group, Inc.	331	55,641
Ford Motor Co.	10,016	100,460
General Motors Co.	2,913	136,998
Genuine Parts Co.	357	42,533
	Shares	Value
Consumer Discretionary (Continued)
Hasbro, Inc.	338	$20,784
Hilton Worldwide Holdings, Inc.	646	146,997
Home Depot, Inc. (The)	2,594	950,675
Las Vegas Sands Corp.	954	36,853
Lennar Corp., Class A	635	72,885
Live Nation Entertainment, Inc.(a)	362	47,270
LKQ Corp.	692	29,438
Lowe’s Companies, Inc.	1,465	341,682
Lululemon Athletica, Inc.(a)	291	82,370
Marriott International, Inc., Class A	624	148,637
Masco Corp.	568	39,499
McDonald’s Corp.	1,865	582,570
MGM Resorts International(a)	706	20,926
Mohawk Industries, Inc.(a)	137	15,643
NIKE, Inc., Class B	3,087	195,962
Norwegian Cruise Lines Holdings Ltd.(a)	1,100	20,856
NVR, Inc.(a)	8	57,955
O’Reilly Automotive, Inc.(a)	147	210,589
Pool Corp.	100	31,835
PulteGroup, Inc.	541	55,615
Ralph Lauren Corp.	100	22,074
Ross Stores, Inc.	850	108,622
Royal Caribbean Cruises Ltd.	604	124,086
Starbucks Corp.	2,873	281,812
Tapestry, Inc.	585	41,190
Tesla, Inc.(a)	7,163	1,856,364
TJX Companies, Inc. (The)	2,904	353,708
Tractor Supply Co.	1,368	75,377
Ulta Beauty, Inc.(a)	121	44,351
Wynn Resorts Ltd.	246	20,541
Yum! Brands, Inc.	710	111,726
		12,336,017
Consumer Staples — 6.09%
Altria Group, Inc.	4,384	263,128
Archer-Daniels-Midland Co.	1,362	65,390
Brown-Forman Corp., Class B	467	15,850
Bunge Global SA	375	28,658
Campbell Soup Co.	508	20,279
Church & Dwight Co., Inc.	629	69,247
Clorox Co. (The)	317	46,678
Coca-Cola Co. (The)	10,157	727,444
Colgate-Palmolive Co.	2,100	196,770
Conagra Brands, Inc.	1,235	32,937
Constellation Brands, Inc., Class A	411	75,427
Costco Wholesale Corp.	1,139	1,077,244
Dollar General Corp.	551	48,449
Dollar Tree, Inc.(a)	535	40,162
Estee Lauder Companies, Inc. (The), Class A	594	39,204
General Mills, Inc.	1,458	87,175
Hershey Co. (The)	382	65,333

See Notes to Financial Statements.
Financial Statements | March 31, 2025	1

ONEFUND S&P 500®	Schedule of Investments
March 31, 2025

	Shares	Value
Consumer Staples (Continued)
Hormel Foods Corp.	750	$23,205
J.M. Smucker Co. (The)	274	32,444
Kellogg Co.	673	55,516
Kenvue, Inc.	4,422	106,040
Keurig Dr Pepper, Inc.	2,630	89,999
Kimberly-Clark Corp.	865	123,020
Kraft Heinz Co. (The)	2,002	60,921
Kroger Co. (The)	1,698	114,938
Lamb Weston Holdings, Inc.	373	19,881
McCormick & Co., Inc., Non-Voting Shares	640	52,678
Molson Coors Brewing Co., Class B	479	29,157
Mondelez International, Inc., Class A	3,386	229,741
Monster Beverage Corp.(a)	1,872	109,549
PepsiCo, Inc.	3,546	531,687
Philip Morris International, Inc.	4,064	645,078
Procter & Gamble Co. (The)	6,163	1,050,298
Sysco Corp.	1,277	95,825
Target Corp.	1,189	124,084
Tyson Foods, Inc., Class A	730	46,581
Walgreens Boots Alliance, Inc.	1,850	20,665
Wal-Mart Stores, Inc.	11,370	998,172
		7,458,854
Energy — 3.66%
APA Corp.	784	16,480
Baker Hughes Co., Class A	2,524	110,930
Chevron Corp.	4,443	743,270
ConocoPhillips	3,365	353,392
Coterra Energy, Inc.	1,920	55,488
Devon Energy Corp.	1,634	61,112
Diamondback Energy, Inc.	454	72,586
Enphase Energy, Inc.(a)	351	21,780
EOG Resources, Inc.	1,462	187,487
EQT Corp.	1,055	56,369
Exxon Mobil Corp.	11,629	1,383,037
First Solar, Inc.(a)	276	34,894
Halliburton Co.	2,271	57,615
Hess Corp.	706	112,769
Kinder Morgan, Inc.	4,944	141,052
Marathon Petroleum Corp.	944	137,531
Occidental Petroleum Corp.	1,690	83,418
ONEOK, Inc.	1,488	147,639
Phillips 66	1,099	135,705
Schlumberger Ltd.	3,649	152,528
Targa Resources Corp.	572	114,669
Valero Energy Corp.	875	115,561
Williams Companies, Inc. (The)	3,110	185,854
		4,481,166
Financials — 14.13%
Aflac, Inc.	1,347	149,773
Allstate Corp. (The)	671	138,944
	Shares	Value
Financials (Continued)
American Express Co.	1,444	$388,507
American International Group, Inc.	1,802	156,666
Ameriprise Financial, Inc.	257	124,416
Aon PLC, Class A	558	222,692
Apollo Global Management, Inc., Class A	1	137
Arch Capital Group Ltd.(a)	939	90,313
Arthur J. Gallagher & Co.	553	190,918
Assurant, Inc.	135	28,316
Bank of America Corp.	17,668	737,286
Bank of New York Mellon Corp. (The)	1,941	162,792
Berkshire Hathaway, Inc., Class B(a)	4,799	2,555,851
BlackRock, Inc.	357	337,892
Blackstone Group L.P. (The), Class A	1,850	258,593
Brown & Brown, Inc.	603	75,013
Capital One Financial Corp.	972	174,280
Cboe Global Markets, Inc.	269	60,872
Charles Schwab Corp. (The)	3,831	299,891
Chubb Ltd.	965	291,420
Cincinnati Financial Corp.	396	58,497
Citigroup, Inc.	4,903	348,064
Citizens Financial Group, Inc.	1,190	48,754
CME Group, Inc.	914	242,475
Discover Financial Services	641	109,419
ERIE Indemnity Co., Class A	65	27,238
Everest Re Group, Ltd.	112	40,693
Fifth Third Bancorp	1,725	67,620
Franklin Resources, Inc.	775	14,919
Globe Life, Inc.	220	28,978
Goldman Sachs Group, Inc. (The)	811	443,041
Hartford Financial Services Group, Inc. (The)	767	94,901
Huntington Bancshares, Inc.	3,645	54,711
Intercontinental Exchange, Inc.	1,475	254,438
Invesco Ltd.	1,162	17,628
JPMorgan Chase & Co.	7,455	1,828,713
KeyCorp	2,388	38,184
KKR & Co. LP	1,733	200,352
Loews Corp.	471	43,290
M&T Bank Corp.	421	75,254
Marsh & McLennan Companies, Inc.	1,263	308,210
MasterCard, Inc., Class A	2,161	1,184,488
MetLife, Inc.	1,569	125,975
Moody’s Corp.	402	187,207
Morgan Stanley	3,157	368,327
MSCI, Inc.	202	114,231
Nasdaq, Inc.	859	65,164
Northern Trust Corp.	516	50,903
PayPal Holdings, Inc.(a)	2,593	169,193

See Notes to Financial Statements.
2	www.ONEFUND.io

ONEFUND S&P 500®	Schedule of Investments
March 31, 2025

	Shares	Value
Financials (Continued)
PNC Financial Services Group, Inc. (The)	1,021	$179,461
Principal Financial Group, Inc.	553	46,657
Progressive Corp. (The)	1,504	425,647
Prudential Financial, Inc.	927	103,527
Raymond James Financial, Inc.	483	67,094
Regions Financial Corp.	2,358	51,239
S&P Global, Inc.	822	417,658
State Street Corp.	776	69,475
Synchrony Financial	1,038	54,952
T. Rowe Price Group, Inc.	563	51,723
Travelers Companies, Inc. (The)	584	154,445
Truist Financial Corp.	3,410	140,322
U.S. Bancorp	4,009	169,260
Visa, Inc., Class A	4,368	1,530,810
W.R. Berkley Corp.	777	55,291
Wells Fargo & Co.	8,917	640,151
Willis Towers Watson PLC	261	88,205
		17,301,356
Health Care — 11.29%
Abbott Laboratories	4,566	605,679
AbbVie, Inc.	4,621	968,192
Agilent Technologies, Inc.	748	87,501
Align Technology, Inc.(a)	184	29,230
AmerisourceBergen Corp.	423	117,632
Amgen, Inc.	1,363	424,643
Baxter International, Inc.	1,295	44,328
Becton, Dickinson and Co.	743	170,192
Biogen, Inc.(a)	364	49,810
Bio-Techne Corp.	407	23,862
Boston Scientific Corp.(a)	3,784	381,730
Bristol-Myers Squibb Co.	5,209	317,697
Cardinal Health, Inc.	625	86,106
Centene Corp.(a)	1,373	83,355
Charles River Laboratories International, Inc.(a)	132	19,869
Cigna Corp.	717	235,893
Cooper Companies, Inc. (The)(a)	500	42,175
CVS Health Corp.	3,233	219,036
Danaher Corp.	1,652	338,661
DaVita, Inc.(a)	139	21,263
DexCom, Inc.(a)	976	66,651
Edwards LifeSciences Corp.(a)	1,556	112,779
Elevance Health, Inc.	597	259,670
Eli Lilly & Co.	2,075	1,713,763
GE HealthCare Technologies, Inc.	1,023	82,566
Gilead Sciences, Inc.	3,156	353,630
HCA Healthcare, Inc.	478	165,173
Henry Schein, Inc.(a)	336	23,013
Hologic, Inc.(a)	607	37,494
Humana, Inc.	315	83,349
IDEXX Laboratories, Inc.(a)	209	87,770
	Shares	Value
Health Care (Continued)
Incyte Corp.(a)	481	$29,125
Insulet Corp.(a)	181	47,532
Intuitive Surgical, Inc.(a)	909	450,201
IQVIA Holdings, Inc.(a)	469	82,685
Johnson & Johnson	6,293	1,043,631
Labcorp Holdings, Inc.	216	50,272
McKesson Corp.	334	224,779
Medtronic PLC	3,296	296,179
Merck & Co., Inc.	6,625	594,660
Mettler-Toledo International, Inc.(a)	55	64,950
Moderna, Inc.(a)	858	24,324
Molina Healthcare, Inc.(a)	148	48,750
PerkinElmer, Inc.	320	33,856
Pfizer, Inc.	14,368	364,085
Quest Diagnostics, Inc.	283	47,884
Regeneron Pharmaceuticals, Inc.(a)	268	169,974
ResMed, Inc.	377	84,391
Solventum Corp.(a)	357	27,146
STERIS PLC	254	57,569
Stryker Corp.	881	327,952
Teleflex, Inc.	121	16,721
Thermo Fisher Scientific, Inc.	1,002	498,596
UnitedHealth Group, Inc.	2,404	1,259,094
Universal Health Services, Inc., Class B	158	29,688
Vertex Pharmaceuticals, Inc.(a)	653	316,587
Viatris, Inc.	3,102	27,018
Waters Corp.(a)	151	55,654
West Pharmaceutical Services, Inc.	191	42,761
Zimmer Biomet Holdings, Inc.	533	60,325
Zoetis, Inc., Class A	1,165	191,817
		13,820,918
Industrials — 7.79%
3M Co.	1,412	207,366
A.O. Smith Corp.	317	20,719
Allegion PLC	227	29,614
AMETEK, Inc.	593	102,079
Amphenol Corp., Class A	3,094	202,935
Boeing Co. (The)(a)	1,502	256,166
Carrier Global Corp.	2,157	136,754
Caterpillar, Inc.	1,274	420,166
CH Robinson Worldwide, Inc.	301	30,822
Cintas Corp.	868	178,400
CSX Corp.	4,916	144,678
Cummins, Inc.	364	114,092
Deere & Co.	658	308,832
Delta Air Lines, Inc.	1,621	70,676
Dover Corp.	357	62,718
Eaton Corp. PLC	1,023	278,082
Emerson Electric Co.	1,461	160,184
Expeditors International of Washington, Inc.	370	44,493

See Notes to Financial Statements.
Financial Statements | March 31, 2025	3

ONEFUND S&P 500®	Schedule of Investments
March 31, 2025

	Shares	Value
Industrials (Continued)
Fastenal Co.	1,449	$112,370
FedEx Corp.	589	143,586
Fortive Corp.	895	65,496
GE Vernova LLC	706	215,528
Generac Holdings, Inc.(a)	159	20,137
General Dynamics Corp.	662	180,448
General Electric Co.	2,831	566,625
Honeywell International, Inc.	1,651	349,599
Howmet Aerospace Inc.	1,000	129,730
Hubbell, Inc.	137	45,335
Huntington Ingalls Industries, Inc.	102	20,812
IDEX Corp.	193	34,927
Illinois Tool Works, Inc.	694	172,119
Ingersoll Rand, Inc.	1,039	83,151
Jacobs Solutions, Inc.	325	39,289
JB Hunt Transport Services, Inc.	211	31,217
Johnson Controls International PLC	1,719	137,709
Keysight Technologies, Inc.(a)	449	67,247
L3Harris Technologies, Inc.	487	101,934
Lennox International, Inc.	1	561
Lockheed Martin Corp., Class B	545	243,457
Nordson Corp.	141	28,443
Norfolk Southern Corp.	578	136,899
Northrop Grumman Corp.	354	181,252
Old Dominion Freight Line, Inc.	454	75,114
Otis Worldwide Corp.	1,041	107,431
PACCAR, Inc.	1,319	128,431
Parker-Hannifin Corp.	331	201,198
Pentair PLC	427	37,354
Quanta Services, Inc.	372	94,555
Republic Services, Inc.	524	126,892
Rockwell Automation, Inc.	294	75,964
Rollins, Inc.	726	39,226
Roper Technologies, Inc.	269	158,597
RTX Corp.	3,418	452,748
Snap-on, Inc.	135	45,496
Southwest Airlines Co.	1,522	51,109
Stanley Black & Decker, Inc.	397	30,521
TE Connectivity PLC	794	112,208
Teledyne Technologies, Inc.(a)	120	59,725
Textron, Inc.	506	36,559
Trane Technologies PLC	581	195,751
Transdigm Group, Inc.	144	199,194
Trimble, Inc.(a)	643	42,213
Union Pacific Corp.	1,565	369,716
United Airlines Holdings, Inc.(a)	831	57,381
United Parcel Service, Inc., Class B	1,882	207,001
United Rentals, Inc.	172	107,792
Veralto Corp.	561	54,669
Verisk Analytics, Inc.	367	109,227
W.W. Grainger, Inc.	111	109,649
Wabtec Corp.	460	83,421
Waste Management, Inc.	938	217,156
	Shares	Value
Industrials (Continued)
Xylem, Inc.	619	$73,946
		9,536,891
Materials — 2.03%
Air Products & Chemicals, Inc.	571	168,399
Albemarle Corp.	303	21,822
Amcor PLC	3,736	36,239
Avery Dennison Corp.	208	37,018
Ball Corp.	815	42,437
Celanese Corp.	259	14,703
CF Industries Holdings, Inc.	494	38,606
Corteva, Inc.	1,794	112,896
Dow, Inc.	1,792	62,577
DuPont de Nemours, Inc.	1,104	82,447
Eastman Chemical Co.	303	26,697
Ecolab, Inc.	648	164,281
FMC Corp.	323	13,627
Freeport-McMoRan, Inc.	3,666	138,795
International Flavors & Fragrances, Inc.	650	50,447
International Paper Co.	877	46,788
Linde PLC	1,252	582,982
LyondellBasell Industries N.V., Class A	653	45,971
Martin Marietta Materials, Inc.	158	75,545
Mosaic Co. (The)	844	22,796
Newmont Corp.	2,946	142,233
Nucor Corp.	632	76,054
Packaging Corporation of America	227	44,951
PPG Industries, Inc.	606	66,266
Sherwin-Williams Co. (The)	597	208,466
Smurfit WestRock PLC	649	29,244
Steel Dynamics, Inc.	382	47,781
Vulcan Materials Co.	340	79,322
		2,479,390
Real Estate — 2.17%
Alexandria Real Estate Equities, Inc.	407	37,652
American Tower Corp.	1,200	261,119
AvalonBay Communities, Inc.	363	77,907
Boston Properties, Inc.	373	25,062
Camden Property Trust	276	33,755
CBRE Group, Inc., Class A(a)	764	99,916
Crown Castle International Corp.	1,113	116,008
Digital Realty Trust, Inc.	773	110,763
Equinix, Inc.	242	197,315
Equity Residential	880	62,990
Essex Property Trust, Inc.	164	50,277
Extra Space Storage, Inc.	542	80,482
Federal Realty Investment Trust	190	18,586
Healthpeak Properties, Inc.	1,830	37,003
Host Hotels & Resorts, Inc.	1,824	25,919
Invitation Homes, Inc.	1,468	51,160

See Notes to Financial Statements.
4	www.ONEFUND.io

ONEFUND S&P 500®	Schedule of Investments
March 31, 2025

	Shares	Value
Real Estate (Continued)
Iron Mountain, Inc.	750	$64,530
Kimco Realty Corp.	1,722	36,575
Mid-America Apartment Communities, Inc.	297	49,771
Prologis, Inc.	2,378	265,837
Public Storage	404	120,913
Realty Income Corp.	2,125	123,271
Regency Centers Corp.	425	31,348
SBA Communications Corp., Class A	271	59,623
Simon Property Group, Inc.	833	138,345
UDR, Inc.	783	35,368
Ventas, Inc.	1,027	70,617
VICI Properties, Inc.	2,668	87,030
Welltower, Inc.	1,487	227,823
Weyerhaeuser Co.	1,861	54,490
		2,651,455
Technology — 30.54%
Accenture PLC, Class A	1,645	513,306
Adobe, Inc.(a)	1,143	438,375
Advanced Micro Devices, Inc.(a)	4,190	430,481
Akamai Technologies, Inc.(a)	389	31,315
Analog Devices, Inc.	1,259	253,903
ANSYS, Inc.(a)	219	69,327
Apple, Inc.	39,263	8,721,491
Applied Materials, Inc.	2,100	304,752
Arista Networks Inc(a)	2,645	204,935
Autodesk, Inc.(a)	540	141,372
Automatic Data Processing, Inc.	1,034	315,918
Broadcom, Inc.	12,012	2,011,169
Broadridge Financial Solutions, Inc.	302	73,223
Cadence Design Systems, Inc.(a)	694	176,505
CDW Corp.	337	54,008
Cisco Systems, Inc.	10,410	642,401
Cognizant Technology Solutions Corp., Class A	1,262	96,543
Corning, Inc.	1,971	90,232
Corpay, Inc.(a)	185	64,513
CoStar Group, Inc.(a)	1,034	81,924
Crowdstrike Holdings, Inc., Class A(a)	586	206,612
Dayforce, Inc.(a)	404	23,565
Dell Technologies, Inc., Class C	731	66,631
EPAM Systems, Inc.(a)	150	25,326
Equifax, Inc.	317	77,209
F5, Inc.(a)	148	39,408
FactSet Research Systems, Inc.	99	45,009
Fair Isaac Corp.(a)	64	118,026
Fidelity National Information Services, Inc.	1,521	113,588
Fiserv, Inc.(a)	1,479	326,608
Fortinet, Inc.(a)	1,608	154,786
Garmin Ltd.	388	84,246
	Shares	Value
Technology (Continued)
Gartner, Inc.(a)	199	$83,528
Gen Digital, Inc.	1,449	38,456
Global Payments, Inc.	667	65,313
Hewlett Packard Enterprise Co.	3,316	51,166
HP, Inc.	2,236	61,915
Intel Corp.	10,816	245,631
International Business Machines Corp.	2,401	597,032
Intuit, Inc.	707	434,091
Jabil, Inc.	325	44,223
Jack Henry & Associates, Inc.	189	34,511
Juniper Networks, Inc.	832	30,110
KLA Corp.	341	231,812
Lam Research Corp.	3,304	240,201
Leidos Holdings, Inc.	346	46,689
MarketAxess Holdings, Inc.	98	21,202
Microchip Technology, Inc.	1,369	66,273
Micron Technology, Inc.	2,811	244,248
Microsoft Corp.	19,189	7,203,358
Monolithic Power Systems, Inc.	121	70,178
Motorola Solutions, Inc.	429	187,820
NetApp, Inc.	518	45,501
Nvidia Corp.	63,529	6,885,272
NXP Semiconductors NV	651	123,729
ON Semiconductor Corp.(a)	1,074	43,701
Oracle Corp.	4,193	586,223
Palantir Technologies, Inc., Class A(a)	5,104	430,778
Palo Alto Networks, Inc.(a)	1,643	280,362
Paychex, Inc.	810	124,967
Paycom Software, Inc.	124	27,092
PTC, Inc.(a)	302	46,795
Qualcomm, Inc.	2,866	440,246
Salesforce, Inc.	2,547	683,512
Seagate Technology PLC	489	41,541
ServiceNow, Inc.(a)	535	425,935
Skyworks Solutions, Inc.	414	26,757
Super Micro Computer, Inc.(a)	1,222	41,841
Synopsys, Inc.(a)	388	166,394
Teradyne, Inc.	383	31,636
Texas Instruments, Inc.	2,338	420,139
Tyler Technologies, Inc.(a)	108	62,790
Uber Technologies, Inc.(a)	5,398	393,298
Western Digital Corp.(a)	815	32,950
Zebra Technologies Corp., Class A(a)	129	36,450
		37,392,373
Utilities — 2.42%
AES Corp.	1,731	21,499
Alliant Energy Corp.	642	41,313
Ameren Corp.	671	67,368
American Electric Power Co., Inc.	1,326	144,892
American Water Works Co., Inc.	496	73,170

See Notes to Financial Statements.
Financial Statements | March 31, 2025	5

ONEFUND S&P 500®	Schedule of Investments
March 31, 2025

	Shares	Value
Utilities (Continued)
Atmos Energy Corp.	385	$59,513
CenterPoint Energy, Inc.	1,610	58,330
CMS Energy Corp.	752	56,483
Consolidated Edison, Inc.	885	97,872
Constellation Energy Corp.	792	159,691
Dominion Energy, Inc.	2,140	119,990
DTE Energy Co.	526	72,730
Duke Energy Corp.	1,984	241,988
Edison International	978	57,624
Entergy Corp.	1,085	92,757
Evergy, Inc.	594	40,956
Eversource Energy	891	55,340
Exelon Corp.	2,521	116,168
FirstEnergy Corp.	1,317	53,233
NextEra Energy, Inc.	5,278	374,156
Nisource, Inc.	1,054	42,255
NRG Energy, Inc.	576	54,985
PG&E Corp.	5,476	94,078
Pinnacle West Capital Corp.	293	27,908
PPL Corp.	1,881	67,923
Public Service Enterprise Group, Inc.	1,280	105,344
Sempra Energy	1,610	114,890
Southern Co. (The)	2,808	258,196
WEC Energy Group, Inc.	809	88,165
Xcel Energy, Inc.	1,396	98,823
		2,957,640
Total Common Stocks (Cost $79,815,949)		122,192,927
	Shares	Value
EXCHANGE-TRADED FUNDS — 0.15%
SPDR® S&P 500® ETF Trust	335	$187,396
Total Exchange-Traded Funds (Cost $187,482)		187,396

Total Investments — 99.97% (Cost $80,003,431)		122,380,323

Other Assets in Excess of Liabilities — 0.03%		30,651

NET ASSETS — 100.00%		$122,410,974

(a)	Non-income producing security.

See Notes to Financial Statements.
6	www.ONEFUND.io

ONEFUND S&P 500®	Statement of Assets and Liabilities
March 31, 2025

ASSETS:
Investments in securities at fair value (cost $80,003,431)	$122,380,323
Cash and cash equivalents	41,592
Receivable for fund shares sold	24,453
Dividends receivable	66,919
Prepaid expenses	30,630
Total Assets	122,543,917
LIABILITIES:
Payable for fund shares redeemed	17,728
Payable to Investment Adviser	21,043
Payable to Administrator	26,520
Payable to trustees	595
Other accrued expenses	67,057
Total Liabilities	132,943
NET ASSETS	$122,410,974

NET ASSETS CONSIST OF:
Paid‐in capital	$80,915,886
Accumulated earnings	41,495,088
NET ASSETS(a)	$122,410,974
Shares of beneficial interest outstanding, without par value	2,316,835
Net asset value, offering and redemption price per share	$52.84

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase.

See Notes to Financial Statements.
Financial Statements | March 31, 2025	7

ONEFUND S&P 500®	Statement of Operations
For the year ended March 31, 2025

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $973)	$1,659,929
Total investment income	1,659,929

EXPENSES:
Investment Adviser fees (Note 3)	309,621
Fund accounting and administration fees	113,624
Legal fees	74,573
Chief compliance officer fees	55,466
Transfer agent fees	41,974
Registration expenses	39,303
Insurance expenses	27,693
Custodian fees	26,877
Printing and postage expenses	25,651
Audit and tax preparation fees	19,434
Pricing	12,107
Trustee fees and expenses	1,238
Miscellaneous expenses	33,889
Total expenses	781,450
Fees waived/reimbursed by Investment Adviser (Note 3)	(471,160)
Net operating expenses	310,290
NET INVESTMENT INCOME:	1,349,639

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on Investments	199,414
Net change in unrealized gain on investments	7,598,300
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	7,797,714
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,147,353

See Notes to Financial Statements.
8	www.ONEFUND.io

ONEFUND S&P 500®	Statements of Changes in Net Assets

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$1,349,639	$1,550,187
Net realized gain (loss) on investments	199,414	3,395,468
Net change in unrealized appreciation (depreciation) on investments	7,598,300	13,073,375
Net increase (decrease) in net assets resulting from operations	9,147,353	18,019,030

Distributions to shareholders from earnings	(2,531,583)	(1,640,220)

CAPITAL TRANSACTIONS
Proceeds from shares sold	27,812,757	20,046,696
Reinvestment of distributions	2,501,429	1,618,975
Amount paid for shares redeemed	(28,334,754)	(25,686,500)
Proceeds from redemption fees(a)	6,073	2,327
Net increase (decrease) in net assets resulting from capital transactions	1,985,505	(4,018,502)
Total Increase (Decrease) in Net Assets	8,601,275	12,360,308

NET ASSETS
Beginning of year	113,809,699	101,449,391
End of year	$122,410,974	$113,809,699

SHARE TRANSACTIONS
Shares sold	515,098	450,122
Shares issued in reinvestment of distributions	44,055	36,381
Shares redeemed	(525,575)	(576,925)
Net increase (decrease) in shares outstanding	33,578	(90,422)

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Financial Statements | March 31, 2025	9

ONEFUND S&P 500®	Financial Highlights
(For a share outstanding during each year)

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
SELECTED PER SHARE DATA
Net asset value, beginning of year	$49.85	$42.74	$47.16	$42.58	$25.34

Investment operations:
Net investment income(a)	0.58	0.66	0.71	0.63	0.56
Net realized and unrealized gain (loss) on investments	3.50	7.16	(3.78)	4.83	17.25
Total from investment operations	4.08	7.82	(3.07)	5.46	17.81

Less distributions to shareholders from:
Net investment income	(0.74)	(0.71)	(0.50)	(0.53)	(0.58)
Net realized gains	(0.35)	—	(0.85)	(0.35)	—
Total distributions	(1.09)	(0.71)	(1.35)	(0.88)	(0.58)

Paid in capital from redemption fees	— (b)	— (b)	— (b)	— (b)	0.01
Net asset value, end of year	$52.84	$49.85	$42.74	$47.16	$42.58

Total Return(c)	8.03%	18.48%	(6.52)%	12.83%	70.67%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$122,411	$113,810	$101,449	$102,267	$70,202
Ratio of expenses to average net assets after expense waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver	0.63%	0.71%	0.65%	0.66%	0.86%
Ratio of net investment income to average net assets after expense waiver	1.09%	1.50%	1.66%	1.37%	1.61%

Portfolio turnover rate	18%	81%	42%	60%	96%

(a)	Calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See Notes to Financial Statements.
10	www.ONEFUND.io

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2025

1.	ORGANIZATION

The ONEFUND S&P 500® (the “Fund”) is a separate series of ONEFUND TRUST, an open‐end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has two series, one of which is covered by this report. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective, to replicate, before fees and expenses, the total return of the S&P 500® (the “Index”), by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Index. The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services‐Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses — The Fund bears expenses incurred specifically for the Fund and general Trust expenses. Expenses of the Trust which are not attributable to a specific series are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable.

Fees on Redemptions — The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short‐term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares. The Fund’s redemption fees allocated fees for the fiscal year ended March 31, 2025, are reported on the Statements of Changes.

Federal Income Taxes — As of and during the fiscal year ended March 31, 2025 the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company”under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax‐exempt income, if any, for its tax year ended March 31, 2025. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex‐dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Financial Statements | March 31, 2025	11

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2025

Dividends and Distributions — The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset Value (“NAV”) per share of the Funds.

Paid in Capital	Accumulated Earnings
$(693)	$693

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENT

The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short‐term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short‐term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over‐the‐counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2025, there were no securities that were internally fair valued.

A three‐tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

12	www.ONEFUND.io

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2025

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$122,192,927	$—	$—	$122,192,927
Exchange-Traded Funds	187,396	—	—	187,396
TOTAL	$122,380,323	$—	$—	$122,380,323

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

4.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — CYBER HORNET ETFS, LLC (formerly, ONEFUND, LLC) (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer and trustee of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2025, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses — Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out‐of‐pocket expenses. Administrator fees paid by the Fund for the fiscal year ended March 31, 2025 are disclosed in the Statement of Operations.

Certain officers and trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

Transfer Agent and Shareholder Services Agreement — Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the fiscal year ended March 31, 2025 are disclosed in the Statement of Operations.

Compliance Services — PINE Advisor Solutions (“PINE”) provided a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between PINE and the Trust until March 12, 2025. Under the terms of such agreement, PINE received fees from the Fund.

Effective March 13, 2025, Gryphon Fund Group (“Gryphon”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Gryphon and the Trust. Under the terms of such agreement Gryphon is entitled to receive fees from the Fund.

Distributor — The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

Financial Statements | March 31, 2025	13

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2025

5.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short‐term securities, are shown below for the fiscal year ended March 31, 2025.

	Cost of Investments Purchased	Proceeds from Investments Sold
ONEFUND S&P 500®	$22,989,490	$21,883,952

6.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year‐end.

The tax character of distributions paid during the fiscal year ended March 31, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gains
ONEFUND S&P 500®	$1,866,270	$665,313

The tax character of distributions paid during the fiscal year ended March 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
ONEFUND S&P 500®	$1,640,220	$–

As of March 31, 2025, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
ONEFUND S&P 500®	$42,139,120	$(1,077,307)	$41,061,813	$81,318,510

The difference between book basis and tax basis cost is primarily attributable to wash sales.

At March 31, 2025, components of distributable earnings on a tax basis were as follows:

ONEFUND S&P 500®
Accumulated ordinary income	$312,756
Accumulated capital and other losses	120,519
Net unrealized appreciaiton on investments	41,061,813
Total	$41,495,088

Capital Losses — As of March 31, 2025, the Fund did not have any short‐term and long‐term capital loss carryforwards. During the fiscal year ended March 31, 2025, the Fund did not utilize short‐term and long‐term capital loss carryforwards.

14	www.ONEFUND.io

ONEFUND S&P 500®	Notes to Financial Statements
March 31, 2025

7.	BENEFICIAL OWNERSHIP

As of March 31, 2025, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

ONEFUND S&P 500®	Percentage
Charles Schwab & Co.	69%

8.	SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2025, the Fund had 30.54% of the value of its net assets invested in stocks within the Technology sector.

9.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

10.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Financial Statements | March 31, 2025	15

ONEFUND S&P 500®	Report of Independent Registered Public Accounting Firm

To the Shareholders of ONEFUND S&P 500® and

Board of Trustees of ONEFUND Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ONEFUND S&P 500® (the “Fund”), a series of ONEFUND Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 30, 2025

16	www.ONEFUND.io

ONEFUND S&P 500®	Additional Tax Information
March 31, 2025 (Unaudited)

The Form 1099-DIV you received in January 2025 showed the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

For the fiscal year ended March 31, 2025, the Fund designated $665,313 as long‐term capital gain distributions.

Financial Statements | March 31, 2025	17

ONEFUND S&P 500®	Additional Information
March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 13, 2025, the Board of Trustees, including all of the Independent Trustees, considered whether to approve the continuance of the Investment Advisory Agreement between CYBER HORNET ETFS, LLC (formerly, ONEFUND, LLC) (the “Adviser”) and ONEFUND Trust (the “Trust”), on behalf of the ONEFUND S&P 500® (the “Fund”).

In considering the approval of the continuance of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the continuance of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with their independent legal counsel.

In considering the approval of the continuance of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the renewal of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Board considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who service the Fund. The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Board also considered that the Trust’s President, Treasurer and Secretary is an employee of the Adviser and serves the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser.

The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services provided by the Adviser to the Trust are satisfactory and adequate.

Performance. The Board compared the performance of the Fund with the performance of its benchmark index. The Board noted that the Fund had underperformed its benchmark index for the one-year, three-year and since inception (April 30, 2015) periods. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Fund and the impact of other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

Fees and Expenses. The Board considered the advisory fee and the total expenses paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s advisory fee and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were below the average advisory fee and average net expense ratio paid by similar funds. The Board noted that the Adviser committed to renew the expense limitation agreement for the Fund and keep the Fund’s expense ratio at 0.25% of its average daily net assets. Based on these considerations and other factors, the Board concluded that the advisory fee charged by the Adviser was fair and reasonable for the services provided under the Investment Advisory Agreement.

Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2025, 2026 and 2027 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser had not earned a profit since the Fund commenced operations in 2015 and that the Adviser did not expect to be

18	www.ONEFUND.io

ONEFUND S&P 500®	Additional Information
March 31, 2025 (Unaudited)

profitable in 2025. The Board considered the Adviser’s ability to meet its obligations under the expense limitation agreement, as well as the Adviser’s liquidity, capital resources and proposed financings. The Board concluded that based on the services provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund were not excessive and not unreasonable to the Fund.

Economies of Scale. The Board considered that the Adviser has not realized economies of scale with respect to its management of the Fund and that the Adviser will not begin to realize economies of scale until the Fund achieves significant growth in assets. The Board will continue to consider whether economies of scale exist in the future as Fund assets grow.

Fall-out Benefits. The Board noted that the Adviser has not received any material fallout benefits from its relationship with the Fund at this stage.

Conclusion. Based on their consideration of all materials and information presented to them, the Board, including the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services provided by the Adviser is acceptable; the investment performance of the Fund has been satisfactory; the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the continuance of the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Financial Statements | March 31, 2025	19

Must be accompanied or preceded by a Prospectus. ONEFUND
TRUST is distributed by Ultimus Fund Distributors, LLC. ONEFUND
TRUST and Ultimus Fund Distributors, LLC are not affiliated.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ONEFUND Trust

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	6/9/2025